CAPITAL STOCK - Disclosure of detailed information about number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2025 Share $ / shares	Dec. 31, 2024 Share $ / shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number, beginning of period	950,000	1,660,000
Weighted Average Exercise Price, beginning of period | $ / shares	$ 0.75	$ 0.76
Expired		(710,000)
Weighted Average Exercise Price, Expired | $ / shares		$ 0.78
Number, end of period	0	950,000
Weighted Average Exercise Price, end of period | $ / shares	$ 0	$ 0.75
Expire February 11, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number, beginning of period	200,000	200,000
Expired	(200,000)
Weighted Average Exercise Price, Expired | $ / shares	$ 0.76
Number, end of period	0	200,000
Expire August 18, 2025 [Member]
Disclosure of range of exercise prices of outstanding share options [line items]
Number, beginning of period	750,000	750,000
Expired	(750,000)
Weighted Average Exercise Price, Expired | $ / shares	$ 0.75
Number, end of period	0	750,000